Loans and advances to customers include the following finance lease receivables. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers
Up to one year	R$ 1,315,976	R$ 1,196,366
From one to five years	2,139,214	1,392,801
Over five years	118,980	694,556
Impairment loss on finance lease receivables	(45,795)	(57,535)
Net investment	3,528,375	3,226,188
Net investments in finance lease:
Up to one year	1,297,897	1,174,549
From one to five years	2,112,948	1,358,550
Over five years	R$ 117,530	R$ 693,089